Related party transactions (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
JD Technology | Loan
Related Party Transaction [Line Items]
Other income	¥ 14	¥ 0	[1]	¥ 287
JD Technology | Services provided and products sold
Related Party Transaction [Line Items]
Revenues	1,779	1,701		1,696
JD Technology | Payment processing and other services received
Related Party Transaction [Line Items]
Cost of revenues and operating expenses	15,511	13,693		13,833
Property Funds | Loan
Related Party Transaction [Line Items]
Other income	42	48		56
Property Funds | Services provided and products sold
Related Party Transaction [Line Items]
Revenues	210	208		177
Property Funds | Lease and property management services received
Related Party Transaction [Line Items]
Cost of revenues and operating expenses	¥ 1,843	¥ 1,765		¥ 1,681

[1]	Absolute value is less than RMB1 million or US$1 million.